Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other current payables [abstract]
Schedule of Detailed Information About Trade Payables Explanatory
	As at December 31,
	2023	2022
	$ Thousands

Trade Payables	70,661	95,036
Liability to tax equity partner (1)	74,466	-
Accrued expenses and other payables	8,256	10,833
Government institutions	1,204	2,083
Employees and payroll institutions	14,573	14,491
Interest payable	4,984	4,472
Others	7,754	6,500
	181,898	133,415

1. See Note 18.A.4.d for more information.